Reconciliation of Financial Statement to Form 5500 (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Form 5500 Caption, Net Assets [Abstract]
Net Asset Available for Benefit	$ 1,010,996,016	$ 890,081,496
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Deemed Distribution	(170,576)	(184,688)
EBP, Form 5500 Caption, Net Assets	$ 1,010,825,440	$ 889,896,808